Paras Madho
Director
Securities Operations

NYSE Group

07054713

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

1- 33490

RECD S.E.C.
MAY 2 2 2007
1086

May 22, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
B MAY 2 3 2007
THOMSON
FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC., Common Stock, par value $0.01. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 22, 2007. Tentative listing date – May 25, 2007.

Sincerely

[signature]

END